SHARE OPTION PLANS (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended																	1 Months Ended						1 Months Ended			12 Months Ended			12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2013 Tranche 1 [Member] USD ($)	Sep. 30, 2013 Tranche 2 [Member] USD ($)	Sep. 30, 2012 Tranche 2 [Member]	Sep. 30, 2013 Tranche 3 [Member] USD ($)		Sep. 30, 2012 Tranche 3 [Member]	Sep. 30, 2013 Tranche 4 [Member] USD ($)	Sep. 30, 2012 Tranche 4 [Member]	Sep. 30, 2013 Tranche 5 [Member] USD ($)	Sep. 30, 2012 Tranche 5 [Member]	Sep. 30, 2013 Tranche 6 [Member] USD ($)	Sep. 30, 2012 Tranche 6 [Member]	Sep. 30, 2013 Tranche 7 [Member] USD ($)	Sep. 30, 2012 Tranche 7 [Member]	Sep. 30, 2013 Tranche 8 [Member] USD ($)	Sep. 30, 2012 Tranche 8 [Member]	Nov. 08, 2005 2005 Performance Equity Plan [Member]	Nov. 30, 2005 2005 Performance Equity Plan [Member] Tranche 1 [Member] USD ($)	Oct. 31, 2007 2005 Performance Equity Plan [Member] Tranche 2 [Member] USD ($)	Mar. 31, 2008 2005 Performance Equity Plan [Member] Tranche 3 [Member] USD ($)	Jun. 30, 2008 2005 Performance Equity Plan [Member] Tranche 4 [Member] USD ($)	Jan. 31, 2010 2005 Performance Equity Plan [Member] Tranche 5 [Member] USD ($)	Apr. 22, 2010 2009 Performance Equity Plan [Member]	Jan. 31, 2011 2009 Performance Equity Plan [Member] Tranche 6 [Member] USD ($)	Jan. 31, 2012 2009 Performance Equity Plan [Member] Tranche 7 [Member] USD ($)	Jan. 31, 2013 2009 Performance Equity Plan [Member] Tranche 8 [Member] USD ($)	Sep. 30, 2013 Before Adjustment [Member]	Sep. 30, 2013 Before Adjustment [Member] 2005 Performance Equity Plan [Member]	Sep. 30, 2013 Before Adjustment [Member] 2009 Performance Equity Plan [Member]	Sep. 30, 2013 After Adjustment [Member]	Sep. 30, 2012 After Adjustment [Member]	Sep. 30, 2013 Minimum [Member] Before Adjustment [Member]	Sep. 30, 2013 Minimum [Member] After Adjustment [Member] USD ($)	Sep. 30, 2013 Maximum [Member] Before Adjustment [Member]	Sep. 30, 2013 Maximum [Member] After Adjustment [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																						1,500,000						1,500,000
Number of options granted							0	0	0		0	0	0	0	0	0	0	0	365,000	360,000	0		974,000	20,000	381,000	10,000	125,000		120,000	365,000	360,000
Exercise price (USD)						$ 8.75	$ 9.27		$ 5.30	[1]		$ 6.64		$ 12.23		$ 10.84		$ 2.55		$ 1.44			$ 8.75	$ 9.27	$ 5.30	$ 6.64	$ 12.23		$ 10.84	$ 2.55	$ 1.44							$ 1.44		$ 12.23
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date																							Nov. 08, 2010	Oct. 22, 2012	Mar. 28, 2008	Jun. 16, 2008	Jan. 04, 2010		Jan. 03, 2011	Jan. 03, 2012	Jan. 02, 2013
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Period																																5 years			5 years		1 year		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																						1 year		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																																	120,000	840,000
Issuance of common stock upon exercise of share options (in shares)								0			0		0		0		0		0		0														0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 3 months 7 days	3 years 3 months 7 days	3 years 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0				$ 0
Share-based compensation expense	308	1,893	3,327	4,638
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		385	769
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	3 months 4 days	3 months 4 days

[1]	Tranche 3 consists of different vesting structures. The expected option life and fair value presented above are weighted average numbers.